LEASE OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease Obligations
SUMMARY OF OPERATING LEASE ASSETS AND LIABILITIES

The following is a summary of operating lease assets and liabilities:

	September 30,	December 31,
Operating leases	2024	2023

Assets
ROU operating lease assets	$365,246	$689,688

Liabilities
Current portion of operating lease	899,726	1,210,814
Non Current portion of lease liability	313,723	-
Total operating lease liabilities	$1,213,449	$1,210,814

Operating leases	September 30, 2024	December 31, 2023

Weighted average remaining lease term (years)	0.75	1.00
Weighted average discount rate	10.00%	10.00%

	December 31,
Operating leases	2023	2022
Assets
ROU operating lease assets	$689,688	$102,349

Liabilities
Current portion of operating lease	1,210,814	102,349
Total operating lease liabilities	$1,210,814	$102,349

	December 31,
Operating leases	2023	2022
Weighted average remaining lease term (years)	1.00	1.00
Weighted average discount rate	10.00%	6.00%

SUMMARY OF OPERATING LEASE OBLIGATIONS
September 30, 2024
Future minimum payments	$1,282,975
Less imputed interest	(69,526)
Total lease obligations	$1,213,449

December 31, 2023
Future minimum payments - 2024	$1,268,230
Less imputed interest	(57,416)
Total lease obligations	$1,210,814